Organization and nature of business (Details)		1 Months Ended		9 Months Ended
	Feb. 05, 2022 GBP (£)	Jul. 31, 2022 GBP (£) shares	Jul. 31, 2022 USD ($) shares	Sep. 30, 2022 ClinicalStageProgram
General information [Abstract]
Proceeds from shares issued		£ 116,812,000	$ 140,000,000
Offering expenses		£ 388,000
Number of clinical stage programs | ClinicalStageProgram				5
Ordinary shares [member]
General information [Abstract]
Number of shares issued (in shares) | shares		3,733,333	3,733,333
IPO [Member]
General information [Abstract]
Proceeds from shares issued	£ 210,985,000